Risk and Capital Management - Summary of Position of Accounts Subject to Interest Rate Risk (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of position of accounts subject to interest rate risk [Line Items]
Financial assets	R$ 1,915,573	R$ 1,851,322
Central Bank compulsory deposits	104,592	90,059
Interbank deposits	69,942	55,685
Securities purchased under agreements to resell	169,718	239,943
Loan and lease operations	822,590	714,104
Derivatives	69,045	76,504
Other financial assets	96,473	93,255
At Fair Value Through Other Comprehensive Income	105,622	109,942
Financial liabilities	1,621,786	1,579,686
Deposits	850,372	809,010
Securities sold under repurchase agreements	252,848	273,364
Interbank market debts	177,145	156,035
Derivatives	63,204	79,505
Structured notes	(114)	(143)
Other financial liabilities	134,267	118,929
Amortized cost	1,375,782	1,275,799
At Fair Value Through Profit or Loss	434,169	465,581
At Fair Value Through Profit or Loss	63,479	79,653
Financial assets at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Other financial liabilities	134,106	118,924
Financial assets designated at fair value through profit or loss [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Other financial liabilities	161	5
Interest rate risk [Member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Financial assets	1,846,204	1,795,071
Central Bank compulsory deposits	92,580	83,133
At Fair Value Through Other Comprehensive Income	105,622	109,942
Financial liabilities	1,485,727	1,459,835
Interest rate risk [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Deposits	850,372	809,010
Securities sold under repurchase agreements	252,848	273,364
Interbank market debts	177,145	156,035
Institutional market debts	138,636	138,308
Premium bonds plans	3,247	3,465
Amortized cost	1,422,248	1,380,182
Interest rate risk [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Derivatives	63,204	79,505
Structured notes	114	143
Other financial liabilities	161	5
Difference asset/ liability (2)	360,477	335,236
At Fair Value Through Profit or Loss	63,479	79,653
Interest rate risk [Member] | Financial assets at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Interbank deposits	69,934	55,637
Securities purchased under agreements to resell	169,711	239,935
Securities	145,798	126,739
Loan and lease operations	822,590	714,104
Amortized cost	1,306,413	1,219,548
Voluntary investments with the Central Bank of BrazilSecurities	5,800	0
Interest rate risk [Member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Securities	364,967	389,071
Derivatives	69,045	76,504
Other financial assets	157	6
At Fair Value Through Profit or Loss	434,169	465,581
0-30 days [Member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Derivatives	15,492	17,634
Derivatives	7,153	16,791
0-30 days [Member] | Interest rate risk [Member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Financial assets	463,079	478,065
Central Bank compulsory deposits	92,580	83,133
At Fair Value Through Other Comprehensive Income	10,420	13,357
Financial liabilities	660,751	624,542
Cumulative difference	R$ (197,672)	R$ (146,477)
Ratio of cumulative difference to total interest-bearing assets	(10.70%)	(8.20%)
0-30 days [Member] | Interest rate risk [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Deposits	R$ 402,930	R$ 370,604
Securities sold under repurchase agreements	239,843	220,219
Interbank market debts	9,976	9,542
Institutional market debts	439	6,950
Premium bonds plans	410	426
Amortized cost	653,598	607,741
0-30 days [Member] | Interest rate risk [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Derivatives	7,153	16,791
Structured notes	0	10
Other financial liabilities	0	0
Difference asset/ liability (2)	(197,672)	(146,477)
At Fair Value Through Profit or Loss	7,153	16,801
0-30 days [Member] | Interest rate risk [Member] | Financial assets at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Interbank deposits	51,138	34,998
Securities purchased under agreements to resell	142,405	196,053
Securities	4,427	9,325
Loan and lease operations	104,706	82,988
Amortized cost	401,056	406,497
Voluntary investments with the Central Bank of BrazilSecurities	5,800	0
0-30 days [Member] | Interest rate risk [Member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Securities	36,111	40,577
Derivatives	15,492	17,634
Other financial assets	0	0
At Fair Value Through Profit or Loss	51,603	58,211
31-180 days [Member] | Interest rate risk [Member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Financial assets	294,051	335,803
Central Bank compulsory deposits	0	0
At Fair Value Through Other Comprehensive Income	9,286	12,557
Financial liabilities	127,205	141,647
Cumulative difference	R$ (30,826)	R$ 47,679
Ratio of cumulative difference to total interest-bearing assets	(1.70%)	2.70%
31-180 days [Member] | Interest rate risk [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Deposits	R$ 52,259	R$ 80,456
Securities sold under repurchase agreements	2,627	3,001
Interbank market debts	46,610	48,407
Institutional market debts	9,045	2,247
Premium bonds plans	453	529
Amortized cost	110,994	134,640
31-180 days [Member] | Interest rate risk [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Derivatives	16,174	7,002
Structured notes	0	0
Other financial liabilities	37	5
Difference asset/ liability (2)	166,846	194,156
At Fair Value Through Profit or Loss	16,211	7,007
31-180 days [Member] | Interest rate risk [Member] | Financial assets at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Interbank deposits	7,050	5,410
Securities purchased under agreements to resell	26,532	43,625
Securities	12,884	16,907
Loan and lease operations	212,114	185,446
Amortized cost	258,580	251,388
Voluntary investments with the Central Bank of BrazilSecurities	0	0
31-180 days [Member] | Interest rate risk [Member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Securities	13,872	63,455
Derivatives	12,292	8,403
Other financial assets	21	0
At Fair Value Through Profit or Loss	26,185	71,858
181-365 days [Member] | Interest rate risk [Member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Financial assets	193,279	185,587
Central Bank compulsory deposits	0	0
At Fair Value Through Other Comprehensive Income	6,722	6,958
Financial liabilities	107,515	122,233
Cumulative difference	R$ 54,938	R$ 111,033
Ratio of cumulative difference to total interest-bearing assets	3.00%	6.20%
181-365 days [Member] | Interest rate risk [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Deposits	R$ 38,563	R$ 59,955
Securities sold under repurchase agreements	725	1,962
Interbank market debts	41,520	36,972
Institutional market debts	18,422	10,142
Premium bonds plans	523	529
Amortized cost	99,753	109,560
181-365 days [Member] | Interest rate risk [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Derivatives	7,625	12,672
Structured notes	16	1
Other financial liabilities	121	0
Difference asset/ liability (2)	85,764	63,354
At Fair Value Through Profit or Loss	7,762	12,673
181-365 days [Member] | Interest rate risk [Member] | Financial assets at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Interbank deposits	5,861	8,178
Securities purchased under agreements to resell	0	170
Securities	27,858	11,440
Loan and lease operations	118,551	101,644
Amortized cost	152,270	121,432
Voluntary investments with the Central Bank of BrazilSecurities	0	0
181-365 days [Member] | Interest rate risk [Member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Securities	28,532	48,092
Derivatives	5,632	9,099
Other financial assets	123	6
At Fair Value Through Profit or Loss	34,287	57,197
From one to five years [member] | Interest rate risk [Member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Financial assets	642,495	568,219
Central Bank compulsory deposits	0	0
At Fair Value Through Other Comprehensive Income	63,256	54,452
Financial liabilities	361,399	452,797
Cumulative difference	R$ 336,034	R$ 226,455
Ratio of cumulative difference to total interest-bearing assets	18.20%	12.60%
From one to five years [member] | Interest rate risk [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Deposits	R$ 220,822	R$ 277,055
Securities sold under repurchase agreements	5,659	23,811
Interbank market debts	69,043	56,482
Institutional market debts	43,559	67,159
Premium bonds plans	1,861	1,981
Amortized cost	340,944	426,488
From one to five years [member] | Interest rate risk [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Derivatives	20,404	26,252
Structured notes	48	57
Other financial liabilities	3	0
Difference asset/ liability (2)	281,096	115,422
At Fair Value Through Profit or Loss	20,455	26,309
From one to five years [member] | Interest rate risk [Member] | Financial assets at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Interbank deposits	5,669	6,864
Securities purchased under agreements to resell	403	10
Securities	69,965	55,070
Loan and lease operations	269,501	253,005
Amortized cost	345,538	314,949
Voluntary investments with the Central Bank of BrazilSecurities	0	0
From one to five years [member] | Interest rate risk [Member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Securities	212,911	178,565
Derivatives	20,777	20,253
Other financial assets	13	0
At Fair Value Through Profit or Loss	233,701	198,818
Over 5 years [member] | Interest rate risk [Member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Financial assets	253,300	227,397
Central Bank compulsory deposits	0	0
At Fair Value Through Other Comprehensive Income	15,938	22,618
Financial liabilities	228,857	118,616
Cumulative difference	R$ 360,477	R$ 335,236
Ratio of cumulative difference to total interest-bearing assets	19.50%	18.70%
Over 5 years [member] | Interest rate risk [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Deposits	R$ 135,798	R$ 20,940
Securities sold under repurchase agreements	3,994	24,371
Interbank market debts	9,996	4,632
Institutional market debts	67,171	51,810
Premium bonds plans	0	0
Amortized cost	216,959	101,753
Over 5 years [member] | Interest rate risk [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Derivatives	11,848	16,788
Structured notes	50	75
Other financial liabilities	0	0
Difference asset/ liability (2)	24,443	108,781
At Fair Value Through Profit or Loss	11,898	16,863
Over 5 years [member] | Interest rate risk [Member] | Financial assets at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Interbank deposits	216	187
Securities purchased under agreements to resell	371	77
Securities	30,664	33,997
Loan and lease operations	117,718	91,021
Amortized cost	148,969	125,282
Voluntary investments with the Central Bank of BrazilSecurities	0	0
Over 5 years [member] | Interest rate risk [Member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Securities	73,541	58,382
Derivatives	14,852	21,115
Other financial assets	0	0
At Fair Value Through Profit or Loss	R$ 88,393	R$ 79,497